Related Party Transactions - Schedule of Amounts Owed to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 76,433	$ 11,600	¥ 66,855
Guangzhou Country Garden Shuttle Bus Services Limited
Related Party Transaction [Line Items]
Amounts due to related parties	255		2
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	8,013		12,424
Guangdong Giant Leap Construction Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	20,701		20,701
Foshan Shunde Bi Ri Security Engineering Co. Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	228		2,938
Foshan Shunde Bi Jing Electronics Technology Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties			873
Laian Country Garden Property Development Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	11,550
Changsha Ningxiang Country Garden Property Development Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	8,732		8,732
Guangyuan Country Garden Invenstment Co., Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	6,000
Chuzhou Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	12,000
Guangzhou Country Garden Property Development Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties			6,000
Ms. Yang Meirong
Related Party Transaction [Line Items]
Amounts due to related parties			6,150
Wuhan Country Garden Property Management Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,154		3,154
Others
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,800		¥ 5,881